Fair Value Reserve	12 Months Ended
Dec. 31, 2023
Fair Value Reserve [Abstract]
FAIR VALUE RESERVE
20	FAIR VALUE RESERVE

Fair value reserve represents the cumulative fair value changes, net of tax, of financial assets measured at fair value of other comprehensive income until it is disposed of and is distributable.